Fair Value Measurement - Level 3 Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Short-term portion of deferred payments	$ 1,600
Deferred payments
Schedule of changes in fair value of level 3 liability
Balance at beginning of year	4,120	$ 4,514
Amounts paid	(1,579)	(1,412)
Other adjustments to fair value	716	1,018
Balance at end of year	$ 3,257	$ 4,120